Inventory (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Inventory [Abstract]
Schedule Of Inventories

	April 30,	July 31,
	2014	2013
Raw materials	$68,000	$70,000
Finished goods	319,000	295,000
	$387,000	$365,000

	July 31,
	2013	2012
Raw materials	$70,000	$476,000
Finished goods	295,000	178,000
	$365,000	$654,000